Schedule of Restatement of Balance Sheet (Details) (Parenthetical) - $ / shares	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Jan. 14, 2021	Dec. 31, 2020	Dec. 31, 2019
Common stock, par value	$ 0.0001				$ 0.0001	$ 0.0001
Big Cypress Acquisition Corp [Member]
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001